Debt - Schedule of Outstanding Debt Instrument (Details) - USD ($)	May 31, 2020	May 31, 2019
Less Discount	$ (25,180)
Related Party Note	64,728
Convertible Note Payable	1,000,000	1,000,000
Total	1,192,048	1,093,761
Sponsor Loan [Member]
Less Discount		93,761
10% Fixed Convertible Promissory Note [Member]
Less Discount	$ 152,500